Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative Expenses
5.	Administrative Expenses
The Plan permits the payment of usual and reasonable expenses not paid by the Company to be paid by the Plan, to the extent permitted by ERISA. Pursuant to this provision, certain redemption, special managed account and participant loan fees, as well as other administrative expenses required for the operation of the Plan are deducted from participant accounts. Costs paid by the Company include audit fees, consulting and investment service expenses. These costs are not included in these financial statements.